Related-party transactions - Liabilities (Details) - MXN ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Banco Santander, S.A. (Spain) | Trading derivative liabilities
Related-party transactions
Financial liabilities at fair value through profit or loss	$ 111,873	$ 51,998
Banco Santander, S.A. (Spain) | Deposits - Credit institutions
Related-party transactions
Financial liabilities at amortised cost	1,447	10,598
Banco Santander, S.A. (Spain) | Subordinated liabilities
Related-party transactions
Financial liabilities at amortised cost		26,987
Banco Santander, S.A. (Spain) | Marketable debt securities
Related-party transactions
Financial liabilities at amortised cost	978	930
Banco Santander, S.A. (Spain) | Other financial liabilities
Related-party transactions
Financial liabilities at amortised cost	717	656
Casa de Bolsa Santander, S.A. de C.V., Grupo Financiero Santander Mexico | Customer deposits - Repurchase agreements
Related-party transactions
Other financial liabilities at fair value through profit or loss	4,065	5,010
Casa de Bolsa Santander, S.A. de C.V., Grupo Financiero Santander Mexico | Other financial liabilities
Related-party transactions
Financial liabilities at amortised cost	39	90
Banco S3 Mexico, SA, Institucion de Banca Multiple
Related-party transactions
Other liabilities	1	58
Banco S3 Mexico, SA, Institucion de Banca Multiple | Deposits - Credit institutions
Related-party transactions
Financial liabilities at amortised cost	394
Santander Bank, National Association [Member] | Deposits - Credit institutions
Related-party transactions
Financial liabilities at amortised cost	63
Grupo Financiero Santander Mexico, S.A. de C.V. | Customer deposits
Related-party transactions
Financial liabilities at amortised cost	55	18
Banco Santander (Brazil) | Deposits - Credit institutions
Related-party transactions
Financial liabilities at amortised cost	107	213
Operadora de Carteras Gamma, S.A.P.I. de C.V. | Customer deposits
Related-party transactions
Financial liabilities at amortised cost	99	73
Santander Global Facilities, S.A. de C.V. | Customer deposits
Related-party transactions
Financial liabilities at amortised cost	1,475	411
Santander Global Facilities, S.A. de C.V. | Other financial liabilities
Related-party transactions
Financial liabilities at amortised cost	542	493
Servicios de Cobranza, Recuperacion y Seguimiento, S.A. de C.V. | Customer deposits
Related-party transactions
Financial liabilities at amortised cost	26	35
Santander Global Technology, S.L., Sociedad Unipersonal (formerly Produban Servicios Informaticos Generales, S.L
Related-party transactions
Other liabilities	1,185	972
Santander Global Technology, S.L., Sociedad Unipersonal (formerly Produban Servicios Informaticos Generales, S.L | Customer deposits
Related-party transactions
Financial liabilities at amortised cost	323	445
Santander Capital Structuring S.A. de C.V. | Customer deposits
Related-party transactions
Financial liabilities at amortised cost	632	217
Santander Back-Offices Globales Mayoristas, S.A.
Related-party transactions
Other liabilities	13	16
Other related parties [member]
Related-party transactions
Other liabilities	82	11
Other related parties [member] | Customer deposits
Related-party transactions
Financial liabilities at amortised cost	6,187	1,057
Other related parties [member] | Customer deposits - Repurchase agreements
Related-party transactions
Other financial liabilities at fair value through profit or loss	53	18
Other related parties [member] | Deposits - Credit institutions
Related-party transactions
Financial liabilities at amortised cost	16	84
Other related parties [member] | Marketable debt securities
Related-party transactions
Financial liabilities at amortised cost	73	29
Other related parties [member] | Other financial liabilities
Related-party transactions
Financial liabilities at amortised cost	46	61
Bank's directors and senior managers | Customer deposits
Related-party transactions
Financial liabilities at amortised cost	$ 5,883	$ 940